Financial Instruments (Details) kr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023 SEK (kr)	Jun. 30, 2022 SEK (kr)	Jun. 30, 2023 SEK (kr)	Jun. 30, 2022 SEK (kr)
Financial Instruments
Aecting profit/(loss)	kr 12.5	kr 1.4	kr 10.6	kr 2.7
Contingent Consideration | Discount rate
Financial Instruments
Discount rate	0.120		0.120